Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	¥ 148,057	¥ 133,657
0 – 90 days [Member]
Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	21,479	29,865
91 – 180 days [Member]
Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	905	17,331
181 – 365 days [Member]
Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	45,459	26,216
1 – 2 years [Member]
Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	25,604	52,100
2 – 3 years [Member]
Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	47,720	7,843
Over 3 years [Member]
Trade receivables - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	¥ 6,890	¥ 302